Carnival Corporation & Plc Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Statement of Comprehensive Income [Abstract]
Net income	$ 1,236	$ 1,078	$ 1,298
Items Included in Other Comprehensive (Loss) Income
Change in foreign currency translation adjustment	(746)	332	25
Other	(31)	36	(23)
Other Comprehensive (Loss) Income	(777)	368	2
Total Comprehensive Income	$ 459	$ 1,446	$ 1,300